Schedule of Investments (unaudited) July 31, 2023	BlackRock LifePath® ESG Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 40.4%
iShares Developed Real Estate Index Fund, Class K	7,819	$72,094
iShares ESG Aware MSCI EAFE ETF(b)	2,966	221,738
iShares ESG Aware MSCI EM ETF	2,852	95,884
iShares ESG Aware MSCI USA ETF	6,776	683,427
iShares ESG Aware MSCI USA Small-Cap ETF	3,168	118,388
iShares MSCI Canada ETF	751	27,096
iShares MSCI EAFE Small-Cap ETF	609	37,332
iShares MSCI Emerging Markets Small-Cap ETF(b)	289	16,490

		1,272,449

Fixed-Income Funds — 59.8%
iShares ESG Aware U.S. Aggregate Bond ETF	34,783	1,635,844
iShares TIPS Bond ETF	2,300	246,470

		1,882,314

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)	243,753	243,826
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)	6,153	6,153

		249,979

Total Investments — 108.1% (Cost: $3,415,322)		3,404,742

Liabilities in Excess of Other Assets — (8.1)%		(254,167)

Net Assets — 100.0%		$3,150,575

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$732,939	$—		$(489,468	)(a)	$349	$6	$243,826	243,753	$4,547	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,606	2,547	(a)	—		—	—	6,153	6,153	424		—
iShares Developed Real Estate Index Fund, Class K	40,936	27,364		(855)		(83)	4,732	72,094	7,819	901		—
iShares ESG Aware MSCI EAFE ETF	187,288	93,726		(106,581)		4,950	42,355	221,738	2,966	5,616		—
iShares ESG Aware MSCI EM ETF	25,380	60,656		(578)		(220)	10,646	95,884	2,852	957		—
iShares ESG Aware MSCI USA ETF	345,744	291,631		(46,033)		2,228	89,857	683,427	6,776	5,483		—
iShares ESG Aware MSCI USA Small-Cap ETF	90,538	44,710		(30,059)		574	12,625	118,388	3,168	1,111		—
iShares ESG Aware U.S. Aggregate Bond ETF	960,632	677,769		(26,891)		(5,478)	29,812	1,635,844	34,783	25,559		—
iShares MSCI Canada ETF	26,787	10,055		(12,261)		(1,696)	4,211	27,096	751	673		—
iShares MSCI EAFE Small-Cap ETF	27,100	13,440		(9,067)		37	5,822	37,332	609	634		—
iShares MSCI Emerging Markets Small-Cap ETF	9,228	5,821		(1,507)		85	2,863	16,490	289	188		—
iShares TIPS Bond ETF	150,010	99,007		(2,675)		(478)	606	246,470	2,300	3,539		—

						$268	$203,535	$3,404,742		$49,632		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock LifePath® ESG Index Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,272,449	$—	$—	$1,272,449
Fixed-Income Funds	1,882,314	—	—	1,882,314
Money Market Funds	249,979	—	—	249,979

	$3,404,742	$—	$—	$3,404,742

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2